Lease Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified					12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 TA Triumph-Adler GmbH	Mar. 31, 2013 TA Triumph-Adler GmbH	Mar. 31, 2014 Minimum	Mar. 31, 2014 Maximum
Leases Disclosure [Line Items]
Lease receivable terms (in years)					1 year	7 years
Capital lease receivables	¥ 35,552	¥ 32,674	¥ 29,389	¥ 27,065